Significant Events in the Reporting Period	6 Months Ended
Jun. 30, 2022
Significant Events in the Reporting Period
Significant Events in the Reporting Period

Note 4. Significant Events in the Reporting Period

Impact from COVID-19

The Company continues to closely monitor the potential impact of COVID-19 on the 2022 financial results and cash flows and beyond.

The Company has worked closely with laboratories and investigators to ensure safe continuation and working requirements of its ongoing research activities and human clinical trials. The Company has resumed business travel and has remained active and effective in the process of raising capital with institutional investors by conducting key meetings in person and on a virtual basis when appropriate. As of June 30, 2022, the Company has not experienced a materially negative impact from COVID-19 on the unaudited condensed consolidated interim financial statements.

Russia’s Invasion of Ukraine

On February 24, 2022, Russia invaded Ukraine creating a global conflict. The resulting conflict and retaliatory measures by the global community have created global security concerns, including the possibility of expanded regional or global conflict, which have had, and are likely to continue to have, short-term and more likely longer-term adverse impacts on Ukraine and Europe and around the globe. Potential ramifications include disruption of the supply chain including research activities and complications with the conduct of ongoing and future clinical trials of our product candidates, including patient enrollment. The Company relies on global networks of contract research organizations and clinical trial sites to enroll patients. Delays in research activities or in the conduct of our clinical trials could increase associated costs and, depending upon the duration of any delays, require us to find alternative suppliers at additional expense. In addition, the conflict between Russia and the Ukraine has had significant ramifications on global financial markets, which may adversely impact our ability to raise capital on favorable terms or at all. As of June 30, 2022, the Company has not experienced a materially negative impact from Russia’s invasion of Ukraine on the unaudited condensed consolidated interim financial statements.